Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement Tables [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory

Determination of fair values from quoted market

prices or valuation techniques
1
31.12.23 31.12.22
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 115,345 17,936 1,817 135,098 96,263 10,284 1,488 108,034
of which: Equity instruments 99,510 721 140 100,372 83,095 789 126 84,010 of which: Government bills / bonds 6,843 2,195 14 9,052 5,496 950 18 6,464 of which: Investment fund units 8,008 1,082 9 9,098 6,673 596 61 7,330 of which: Corporate and municipal bonds 982 11,956 648 13,586 976 6,509 541 8,026 of which: Loans 0 1,870 904 2,775 0 1,179 628 1,807
of which: Asset-backed securities 3 111 101 215 22 261 114 397
Derivative financial instruments 593 129,871 1,264 131,728 769 147,876 1,464 150,109
of which: Foreign exchange 317 65,070 0 65,387 575 84,882 2 85,459 of which: Interest rate 0 35,028 284 35,311 0 39,345 460 39,805 of which: Equity / index 0 26,649 667 27,317 1 21,542 653 22,195 of which: Credit 0 1,452 301 1,752 0 719 318 1,038
of which: Commodities 0 1,627 12 1,639 0 1,334 30 1,365
Brokerage receivables 0 20,883 0 20,883 0 17,576 0 17,576
Financial assets at fair value not held for trading 29,529 30,124 4,101 63,754 26,572 29,110 3,725 59,408
of which: Financial assets for unit-linked investment contracts 15,814 0 0 15,814 13,071 1 0 13,072 of which: Corporate and municipal bonds 62 16,716 215 16,994 35 14,101 230 14,366 of which: Government bills / bonds 13,262 3,332 0 16,594 13,103 3,638 0 16,741 of which: Loans 0 4,172 1,254 5,426 0 3,602 736 4,337
of which: Securities financing transactions 0 5,541 4 5,545 0 7,590 114 7,704 of which: Auction rate securities 0 0 1,208 1,208 0 0 1,326 1,326 of which: Investment fund units 367 233 205 804 307 178 190 675 of which: Equity instruments 24 0 1,088 1,112 57 0 792 849
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income
68 2,165 0 2,233 57 2,182 0 2,239
of which: Commercial paper and certificates of deposit 0 1,948 0 1,948 0 1,878 0 1,878 of which: Corporate and municipal bonds 68 207 0 276 57 278 0 335
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 4,426 0 0 4,426 4,471 0 0 4,471
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 0 17 17 0 0 21 21
Total assets measured at fair value 149,962 200,979 7,198 358,139 128,132 207,028 6,698 341,858

Disclosure Of Fair Value Measurement Of Liabilities Explanatory

Determination of fair values from quoted market

prices or valuation techniques (continued)
1
31.12.23 31.12.22
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 25,451 6,110 151 31,712 23,578 5,823 114 29,515 of which: Equity instruments 16,310 236 87 16,632 16,521 352 78 16,951 of which: Corporate and municipal bonds 28 4,893 58 4,979 36 4,643 27 4,707 of which: Government bills / bonds 8,320 806 0 9,126 5,880 706 1 6,587 of which: Investment fund units 794 117 4 915 1,141 84 3 1,229
Derivative financial instruments 716 136,833 3,158 140,707 640 152,582 1,684 154,906
of which: Foreign exchange

400 71,322 21 71,743 587 87,897 24 88,508
of which: Interest rate

0 32,656 107 32,763 0 37,429 116 37,545
of which: Equity / index

0 30,209 2,717 32,926 0 24,963 1,184 26,148
of which: Credit 0 1,341 273 1,614 0 920 279 1,199
of which: Commodities 0 1,271 20 1,291 0 1,309 52 1,361
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 42,275 0 42,275 0 45,085 0 45,085
Debt issued designated at fair value 0 78,509 7,832 86,341 0 62,603 9,240 71,842
Other financial liabilities designated at fair value 0 25,069 2,297 27,366 0 30,055 1,978 32,033 of which: Financial liabilities related to unit-linked investment contracts 0 15,922 0 15,922 0 13,221 0 13,221 of which: Securities financing transactions 0 6,927 0 6,927 0 15,333 0 15,333 of which: Funding from UBS Group AG 0 1,327 1,623 2,950 0 508 1,287 1,796 of which: Over-the-counter debt instruments and other 0 892 674 1,566 0 993 691 1,684
Total liabilities measured at fair value 26,167 288,796 13,438 328,401 24,219 296,148 13,015 333,382
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory

Deferred day-1 profit or loss reserves
USD m 2023 2022 2021
Reserve balance at the beginning of the year 422 418 269
Profit / (loss) deferred on new transactions 250 299 459
(Profit) / loss recognized in the income statement (275) (295) (308)
Foreign currency translation 0 0 (2)
Reserve balance at the end of the year 397 422 418

Disclosure Of Change In Fair Value Of Financial Liability Attributable To Change In Credit Risk Of Liability Explanatory

Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the year ended
USD m 31.12.23 31.12.22 31.12.21
Recognized during the period:
Realized gain / (loss)

8 1 (14)
Unrealized gain / (loss)

(869) 866 60
Total gain / (loss), before tax (861) 867 46
USD m 31.12.23 31.12.22 31.12.21
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)

(312) 556 (315)
of which: debt issued designated at fair value (208) 289 (144)
of which: other financial liabilities designated at fair value (105) 266 (172)

Disclosure Of Valuation Adjustments On Financial Instruments Explanatory

Balance sheet valuation adjustments

on financial instruments
As of
USD m 31.12.23 31.12.22
Credit valuation adjustments
1
(37) (33)
Funding and debit valuation adjustments (82) (46)
Other valuation adjustments (730) (839)
of which: liquidity (308) (311)
of which: model uncertainty (423) (529)
1 Amounts do not include reserves against defaulted counterparties.

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.23 31.12.22
USD bn 31.12.23 31.12.22 31.12.23 31.12.22 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 0.9 0.8 0.1 0.0
Relative value to
market comparable Bond price equivalent 9 114 93 14 112 85 points
Discounted expected
cash flows Discount margin 491 491 412 412
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 2.3 1.7 0.0 0.0
Relative value to
market comparable Loan price equivalent 6 101 98 30 100 97 points
Discounted expected
cash flows Credit spread 200 275 252 200 200 200
basis
points
Market comparable
and securitization
model Credit spread 162 1,849 318 145 1,350 322
basis
points
Auction rate securities 1.2 1.3
Discounted expected
cash flows Credit spread 135 205 150 115 196 144
basis
points
Investment fund units
3
0.2 0.3 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
1.2 0.9 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
7.8 9.2
Other financial liabilities
designated at fair value 2.3 2.0
Discounted expected
cash flows Funding spread 51 201 23 175
basis
points
Derivative financial instruments
Interest rate 0.3 0.5 0.1 0.1 Option model
Volatility of interest
rates 84 112 75 143
basis
points
Credit 0.3 0.3 0.3 0.3
Discounted expected
cash flows
Credit spreads

1 306 9 565
basis
points
Bond price equivalent 2 242 3 277 points
Equity / index 0.7 0.7 2.7 1.2 Option model Equity dividend yields 0 14 0 20%
Volatility of equity
stocks, equity and
other indices 4 104 4 120%
Equity-to-FX
correlation (40) 70 (29) 84%
Equity-to-equity
correlation 13 100 (25) 100%
1 The ranges

of significant unobservable inputs

are represented in points,

percentages and basis points.

Points are a percentage

of par (e.g., 100

points would be 100%

of par).

2 Weighted averages are

provided for
most non-derivative financial instruments and were

calculated by weighting inputs based on the fair values

of the respective instruments. Weighted averages

are not provided for inputs related to Other

financial liabilities
designated at fair value and Derivative financial instruments, as this would not be meaningful.

3 The range of inputs is not disclosed, as there is a dispersion of values given the diverse nature of the investments.

4 Debt
issued designated at fair value primarily consists of UBS AG structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, as well as rates-linked and credit

-linked notes,
all of which have embedded derivative parameters that are considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities Explanatory

Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
31.12.23 31.12.22
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans measured at fair value, loan commitments and guarantees 22
2
(29)
2
19 (12)
Securities financing transactions 24 (24) 33 (37)
Auction rate securities 67 (21) 46 (46)
Asset-backed securities 25 (22) 27 (27)
Equity instruments 189 (178) 183 (161)
Interest rate derivatives, net 27 (18) 18 (12)
Credit derivatives, net 2 (5) 3 (4)
Foreign exchange derivatives, net 5 (4) 10 (5)
Equity / index derivatives, net 358 (285) 361 (330)
Other 62 (62) 39 (62)
Total 781 (648) 738 (696)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.

2 Includes refinements applied in estimating valuation uncertainty across various parameters.

Disclosure Of Level 3 Of Fair Value Of Financial Instruments Explanatory

Movements of Level 3 instruments
USD bn
Balance at
the beginning
of the period
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance at
the end
of the period
For the twelve months ended 31 December 2023
2
Financial assets at fair value held for
trading 1.5 (0.1) (0.1) 0.4 (0.8) 0.8 0.0 0.2 (0.3) 0.0 1.8
of which: Equity instruments 0.1 (0.1) (0.1) 0.0 (0.1) 0.0 0.0 0.2 (0.0) 0.0 0.1
of which: Corporate and municipal
bonds 0.5 (0.0) (0.0) 0.4 (0.3) 0.0 0.0 0.0 (0.0) 0.0 0.6
of which: Loans 0.6 (0.1) (0.1) 0.1 (0.4) 0.8 0.0 0.0 (0.2) 0.0 0.9
Derivative financial instruments –
assets 1.5 (0.3) (0.3) 0.0 (0.0) 0.7 (0.5) 0.1 (0.3) 0.0 1.3 of which: Interest rate 0.5 0.0 (0.0) 0.0 0.0 0.1 (0.2) 0.0 (0.1) (0.0) 0.3 of which: Equity / index 0.7 (0.2) (0.2) 0.0 0.0 0.6 (0.1) 0.0 (0.2) 0.0 0.7 of which: Credit 0.3 (0.1) (0.1) 0.0 0.0 0.1 (0.1) 0.1 (0.0) 0.0 0.3
Financial assets at fair value not held
for trading 3.7 0.2 0.2 0.8 (0.7) 0.0 (0.0) 0.1 (0.1) 0.0 4.1 of which: Loans 0.7 0.3 0.3 0.3 (0.0) 0.0 (0.0) 0.1 (0.1) (0.0) 1.3
of which: Auction rate securities 1.3 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.0 0.0 1.2 of which: Equity instruments 0.8 0.1 0.0 0.4 (0.2) 0.0 0.0 0.1 0.0 0.0 1.1
Derivative financial instruments –
liabilities 1.7 0.3 0.3 0.0 (0.0) 1.9 (0.6) 0.0 (0.2) 0.0 3.2
of which: Interest rate 0.1 0.0 0.0 0.0 0.0 0.0 (0.1) 0.0 (0.0) 0.0 0.1 of which: Equity / index 1.2 0.3 0.3 0.0 0.0 1.8 (0.4) 0.0 (0.2) 0.0 2.7 of which: Credit 0.3 (0.0) 0.0 0.0 0.0 0.1 0.0 0.0 (0.1) (0.0) 0.3
Debt issued designated at fair value 9.2 0.4 0.3 0.0 0.0 3.5 (3.2) 0.5 (2.6) 0.0 7.8
Other financial liabilities designated at
fair value 2.0 0.3 0.4 0.0 0.0 0.2 (0.2) 0.0 (0.0) 0.0 2.3

For the twelve months ended 31 December 2022
Financial assets at fair value held for
trading 2.3 (0.3) (0.3) 0.3 (1.8) 0.5 0.0 0.7 (0.3) (0.0) 1.5
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.1 (0.0) (0.0) 0.1 of which: Corporate and municipal
bonds 0.6 (0.0) (0.0) 0.3 (0.6) 0.0 0.0 0.4 (0.0) (0.0) 0.5
of which: Loans 1.4 (0.1) (0.1) 0.0 (1.1) 0.5 0.0 0.0 (0.2) 0.0 0.6
Derivative financial instruments –
assets 1.1 0.6 0.3 0.0 0.0 0.4 (0.7) 0.1 (0.0) (0.0) 1.5
of which: Interest rate 0.5 0.3 0.3 0.0 0.0 0.0 (0.2) 0.0 (0.1) (0.0) 0.5 of which: Equity / index 0.4 0.2 0.1 0.0 0.0 0.4 (0.3) 0.1 (0.0) (0.0) 0.7 of which: Credit 0.2 0.1 (0.1) 0.0 0.0 0.0 (0.2) 0.0 0.1 0.0 0.3
Financial assets at fair value not held
for trading 4.2 0.1 0.1 0.7 (1.2) 0.1 (0.0) 0.2 (0.3) (0.0) 3.7 of which: Loans 0.9 (0.0) (0.0) 0.4 (0.4) 0.1 0.0 0.1 (0.3) (0.0) 0.7
of which: Auction rate securities 1.6 0.1 0.0 0.0 (0.3) 0.0 0.0 0.0 0.0 0.0 1.3 of which: Equity instruments 0.7 0.0 0.0 0.1 (0.1) 0.0 0.0 0.1 0.0 (0.0) 0.8
Derivative financial instruments –
liabilities 2.2 (0.8) (0.4) 0.0 0.0 1.1 (0.9) 0.3 (0.2) (0.1) 1.7
of which: Interest rate 0.3 (0.3) (0.0) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.1 of which: Equity / index 1.5 (0.4) (0.3) 0.0 0.0 0.8 (0.7) 0.1 (0.2) (0.0) 1.2 of which: Credit 0.3 (0.1) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.0) (0.0) 0.3
Debt issued designated at fair value 11.9 (1.3) (0.9) 0.0 0.0 4.7 (3.1) 0.7 (3.3) (0.3) 9.2
Other financial liabilities designated at
fair value 3.2 (1.0) (1.0) 0.0 0.0 0.0 (0.1) 0.1 (0.2) (0.0) 2.0
1 Net gains / losses included in comprehensive income are recognized in Net interest income and Other net income from financial instruments measured at fair value through profit or loss in the Income statement, and also in

Gains /

(losses) from

own credit

on financial

liabilities designated

at fair

value, before

tax in

the Statement

of comprehensive

income.

2 Total

Level 3 assets

as of

31 December 2023

were USD
7.2 bn
(31 December 2022: USD 6.7 bn). Total Level 3 liabilities as of 31 December 2023 were USD 13.4 bn (31 December 2022: USD 13.0 bn).

Disclosure Of Maximum Credit Risk Exposure Explanatory

Maximum exposure to credit risk

31.12.23
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
25.6

25.6
Derivative financial instruments
4
131.7 5.1 117.6 9.1
Brokerage receivables 20.9 20.5 0.4
Financial assets at fair value not

held for trading – debt instruments
5
46.0 10.2 35.8
Total financial assets measured at fair value 224.3 0.0 35.8 0.0 0.0 117.6 0.0 0.0 70.9
Guarantees
0.1 0.1 0.0
31.12.22
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
16.7

16.7
Derivative financial instruments
4
150.1 5.9 133.5 10.7
Brokerage receivables 17.6 17.3 0.3
Financial assets at fair value not

held for trading – debt instruments
5
44.8 11.4 33.4
Total financial assets measured at fair value 229.2 0.0 34.6 0.0 0.0 133.5 0.0 0.0 61.2
Guarantees 0.2 0.2 0.0
1 The maximum exposure to loss

is generally equal to the carrying

amount and subject to change over

time with market movements.

2 For the purpose of

this disclosure, collateral and credit

enhancements were
not considered as these positions are generally managed under the market risk framework.

3 Does not include investment fund units.

4 The amount shown in the “Netting” column represents the netting potential not recognized

on the

balance sheet.

Refer to

Note 21 for

more information.

5 Does not

include unit-linked

investment contracts

and investment

fund units.

Financial assets

at fair

value not

held for

trading
collateralized by equity and debt instruments consisted of structured loans and reverse repurchase and securities borrowing agreements.

Disclosure Of Fair Value Of Financial Instruments Not Measured At Fair Value Explanatory

Financial instruments not measured at fair value
31.12.23 31.12.22
Carrying
amount Fair value
Carrying
amount Fair value
USD bn Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 171.8 171.7 0.0 0.1 0.0 171.8 169.4 169.4 0.1 0.0 0.0 169.4
Amounts due from banks 28.2 12.5 0.0 15.4 0.2 28.2 14.7 13.9 0.0 0.7 0.0 14.6
Receivables from securities financing
transactions measured at amortized cost 74.1 68.7 0.0 3.9 1.5 74.1 67.8 64.3 0.0 1.8 1.7 67.8
Cash collateral receivables on derivative
instruments 32.3 32.3 0.0 0.0 0.0 32.3 35.0 35.0 0.0 0.0 0.0 35.0
Loans and advances to customers 405.6 131.8 0.0 44.3 220.4 396.5 390.0 136.9 0.0 45.9 195.0 377.7
Other financial assets measured at amortized
cost 54.3 9.0 12.8 29.6 2.6 54.1 53.4 13.0 10.3 25.1 2.5 51.0
Liabilities
Amounts due to banks 16.7 8.8 0.0 8.0 0.0 16.7 11.6 8.9 0.0 2.7 0.0 11.6
Payables from securities financing
transactions measured at amortized cost 5.8 5.1 0.0 0.4 0.4 5.8 4.2 3.5 0.0 0.7 0.0 4.2
Cash collateral payables on derivative
instruments 34.9 34.9 0.0 0.0 0.0 34.9 36.4 36.4 0.0 0.0 0.0 36.4
Customer deposits 555.7 482.1 0.0 74.5 0.0 556.6 527.2 493.0 0.0 33.9 0.0 526.9
Funding from UBS Group AG measured at
amortized cost 67.3 3.3 0.0 64.4 0.0 67.7 56.1 2.0 0.0 53.7 0.0 55.7
Debt issued measured at amortized cost 69.8 18.1 0.0 51.7 0.0 69.8 59.5 13.4 0.0 45.5 0.0 58.9
Other financial liabilities measured at
amortized cost
2
9.8 9.8 0.0 0.0 0.0 9.8 7.2 7.2 0.0 0.0 0.0 7.2
1 Includes certain financial instruments where the carrying

amount is a reasonable approximation of the

fair value due to the instruments’ short-term

nature (instruments that are receivable or

payable on demand or
with a remaining maturity (excluding the effects of callable features) of three months or less).

2 Excludes lease liabilities.